ORGANIZATION, DESCRIPTION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 25, 2023	Feb. 28, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 21, 2022	Aug. 12, 2020
Property, Plant and Equipment [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Reverse stock split	1-for-25
Percentage of revenue			80.00%	80.00%
Acquired finite lived intangible assets weighted average useful life			5 years	5 years
Gross receipts			50.00%	50.00%
Description			Healthcare plan expenses were not included in the analysis, although they are eligible if an employee has paid health insurance through their paycheck. Section 2301(c)(5)(B) of the CARES Act provides that “wages” include amounts paid by an eligible employer to provide and maintain a group health plan (as defined in section 5000(b)(1) of the Code), but only to the extent that the amounts are excluded from the gross income of employees by reason of section 106(a) of the Code. The Company pays the first $500 of healthcare insurance for each employee, which generally covers the monthly cost of their insurance. Because of this, the Company conservatively did not include any of the cost of insurance in its analysis. Additionally, PPP loan amounts were deducted from the amount of total wages paid before calculating the qualified ERTC wages. The Company applied for the ERTC using Vivos Therapeutics Inc.’s payroll, which covers 95% of its employees.	Healthcare plan expenses were not included in the analysis, although they are eligible if an employee has paid health insurance through their paycheck. Section 2301(c)(5)(B) of the CARES Act provides that “wages” include amounts paid by an eligible employer to provide and maintain a group health plan (as defined in section 5000(b)(1) of the Code), but only to the extent that the amounts are excluded from the gross income of employees by reason of section 106(a) of the Code. The Company pays the first $500 of healthcare insurance for each employee, which generally covers the monthly cost of their insurance. Because of this, the Company conservatively did not include any of the cost of insurance in its analysis. Additionally, PPP loan amounts were deducted from the amount of total wages paid before calculating the qualified ERTC wages. The Company applied for the ERTC using Vivos Therapeutics Inc.’s payroll, which covers 95% of its employees
Tax credit description			As indicated above, for 2020, companies were eligible for a credit equal to 50 percent of the first ten thousand dollars ($10,000) of qualified wages paid per employee in the aggregate of each eligible quarter. Therefore, the maximum ERTC for the Company for 2020 is five thousand dollars ($5,000) per employee. For the second and fourth quarters of 2020, the total eligible credit was limited to approximately $0.5 million.	As indicated above, for 2020, companies were eligible for a credit equal to 50 percent of the first ten thousands of qualified wages paid per employee in the aggregate of each eligible quarter. Therefore, the maximum ERTC for the Company for 2020 is five thousand ($5,000) per employee. For the second and fourth quarters of 2020, the total eligible credit was limited to approximately $0.5 million
Credit percentage			70.00%	70.00%
Credit limited			$ 700,000	$ 700,000
Long term liabilities			$ 1,200,000	$ 1,200,000
Income tax examination description			greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.	greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.
Research and development, expense		$ 100,000		$ 100,000	$ 200,000
Payroll Protection Program [Member]
Property, Plant and Equipment [Line Items]
Debt face amount						$ 1,300,000
Patents [Member]
Property, Plant and Equipment [Line Items]
Ffinite lived intangible assets useful life			15 years	15 years
VIP Enrollment Agreement [Member]
Property, Plant and Equipment [Line Items]
Cost of service expense			$ 26,200	$ 26,200
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue			6.00%	6.00%
Property plant and equipment useful life			3 years	4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			5 years	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue			8.00%	8.00%
Property plant and equipment useful life			5 years	5 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			7 years	7 years